Share-Based Compensation (Details) - Schedule of Exercise Prices and Remaining Contractual Life - Stock Options [Member]	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	2,915,493
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,090,378
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	649,883
Remaining contractual Life (in years)	1 year 11 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	649,883
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	6 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	48,750
Remaining contractual Life (in years)	6 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	36,563
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	208,825
Remaining contractual Life (in years)	8 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	53,800
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	445,792
Remaining contractual Life (in years)	9 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	69,263
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.96
Number of options outstanding	150,000
Remaining contractual Life (in years)	9 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	634,177
Remaining contractual Life (in years)	4 years
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	634,177
Exercise Price Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	6 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	112,500
Exercise Price Nine [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.23
Number of options outstanding	12,500
Remaining contractual Life (in years)	8 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	5,000
Exercise Price Ten [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	7 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	20,250
Exercise Price Eleven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Remaining contractual Life (in years)	5 years 5 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	12,126
Exercise Price Twelve [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	7 years 10 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	194,444
Exercise Price Thirteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 14
Number of options outstanding	60,500
Remaining contractual Life (in years)	7 years 9 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	50,417
Exercise Price Fourteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	1,940
Remaining contractual Life (in years)	6 years 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,455
Exercise Price Fifteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	500
Remaining contractual Life (in years)	1 year 5 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	500